Note 12 - Mezzanine Equity (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Temporary Equity [Table Text Block]
Series B convertible preferred stock	Total
Balance December 31, 2016	1,741
Conversions of Series B convertible preferred stock to common stock	(1,372)
Balance June 30, 2017	369